                                                Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES


                        Supplement Dated October 24, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                             of the PIMCO NACM Funds
                             Dated November 1, 2002

             Disclosure Relating to the PIMCO NACM Core Equity Fund

         Liquidation of the Fund

         Effective on or about December 19, 2003 (the "Liquidation Date"), the PIMCO NACM Core Equity Fund (the "NACM Core Equity Fund" or "Fund") will be dissolved and its shares will no longer be offered to the public. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after charges, dividend distributions required to eliminate any Fund-level taxes, expenses and liabilities of the Fund have been paid or otherwise provided for. For federal income tax purposes, the automatic or elected redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable sales charge and should consult with his or her tax advisor for more information on his or her own situation.

         Restrictions on New Purchases and Exchanges for Shares of the Fund

         The Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") has imposed the following restrictions on new purchases of and exchanges for shares of NACM Core Equity Fund.

         Effective as of the close of business on October 31, 2003, Institutional and Administrative Class shares of the NACM Core Equity Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

         Effective as of the close of business on October 31, 2003, shareholders of other series of the Trust and of PIMCO Funds: Pacific Investment Management Series will no longer be permitted to exchange any of their shares for shares of the NACM Core Equity Fund as described in the Prospectus under "Purchases, Redemptions and Exchanges -- Exchange Privilege."

         The Trustees reserve the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

         Please call the Trust at 1-800-927-4648, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

                                                Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES


                        Supplement Dated October 24, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                             of the PIMCO RCM Funds
                             Dated November 1, 2002

Disclosure Relating to the PIMCO RCM Europe and PIMCO RCM Emerging Markets Funds

         Liquidation of the Funds

         Effective on or about December 19, 2003 (the "Liquidation Date"), the PIMCO RCM Europe Fund and the PIMCO RCM Emerging Markets Fund (each a "Fund, " and collectively the "Funds") will be dissolved and their shares will no longer be offered to the public. Any shares of the Funds outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after charges, dividend distributions required to eliminate any Fund-level taxes, expenses and liabilities of the relevamt Fund have been paid or otherwise provided for. For federal income tax purposes, the automatic or elected redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable sales charge and should consult with his or her tax advisor for more information on his or her own situation.

         Restrictions on New Purchases and Exchanges for Shares of the Funds

         The Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") has imposed the following restrictions on new purchases of and exchanges for shares of the Funds.

         Effective as of the close of business on October 31, 2003, Institutional and Administrative Class shares of each Fund will not be available for purchase by current or new investors in either Fund, other than through the automatic reinvestment of distributions by current shareholders.

         Effective as of the close of business on October 31, 2003, shareholders of other series of the Trust and of PIMCO Funds: Pacific Investment Management Series will no longer be permitted to exchange any of their shares for shares of either Fund as described in the Prospectus under "Purchases, Redemptions and Exchanges -- Exchange Privilege."

         The Trustees reserve the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

         Please call the Trust at 1-800-927-4648, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

                                                Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES


                        Supplement Dated October 24, 2003
                  to the Prospectus for Class A, B and C Shares
                        of the PIMCO Domestic Stock Funds
                             Dated November 1, 2002

             Disclosure Relating to the PIMCO NACM Core Equity Fund

         Liquidation of the Fund

         Effective on or about December 19, 2003 (the "Liquidation Date"), the PIMCO NACM Core Equity Fund (the "NACM Core Equity Fund" or "Fund") will be dissolved and its shares will no longer be offered to the public. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after charges, dividend distributions required to eliminate any Fund-level taxes, expenses and liabilities of the Fund have been paid or otherwise provided for. For federal income tax purposes, the automatic or elected redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable sales charge and should consult with his or her tax advisor for more information on his or her own situation.

         Restrictions on New Purchases and Exchanges for Shares of the Fund

         The Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") has imposed the following restrictions on new purchases of and exchanges for shares of NACM Core Equity Fund.

         Effective as of the close of business on October 31, 2003, Class A, B and C shares of the NACM Core Equity Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

         Effective as of the close of business on October 31, 2003, shareholders of other series of the Trust and of PIMCO Funds: Pacific Investment Management Series will no longer be permitted to exchange any of their shares for shares of the NACM Core Equity Fund as described in the Prospectus under "How to Buy and Sell Shares -- Exchanging Shares."

         The Trustees reserve the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

         Please call the Trust at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

                                                Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES


                        Supplement Dated October 24, 2003
                  to the Prospectus for Class A, B and C Shares of the PIMCO International/Sector Stock Funds
                             Dated November 1, 2002

Disclosure Relating to the PIMCO RCM Europe and PIMCO RCM Emerging Markets Funds

         Liquidation of the Funds

         Effective on or about December 19, 2003 (the "Liquidation Date"), the PIMCO RCM Europe Fund and the PIMCO RCM Emerging Markets Fund (each a "Fund, " and collectively the "Funds") will be dissolved and their shares will no longer be offered to the public. Any shares of the Funds outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after charges, dividend distributions required to eliminate any Fund-level taxes, expenses and liabilities of the relevamt Fund have been paid or otherwise provided for. For federal income tax purposes, the automatic or elected redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable sales charge and should consult with his or her tax advisor for more information on his or her own situation.

         Restrictions on New Purchases and Exchanges for Shares of the Funds

         The Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") has imposed the following restrictions on new purchases of and exchanges for shares of the Funds.

         Effective as of the close of business on October 31, 2003, Class A, B and C shares of each Fund will not be available for purchase by current or new investors in either Fund, other than through the automatic reinvestment of distributions by current shareholders.

         Effective as of the close of business on October 31, 2003, shareholders of other series of the Trust and of PIMCO Funds: Pacific Investment Management Series will no longer be permitted to exchange any of their shares for shares of either Fund as described in the Prospectus under "How to Buy and Sell Shares -- Exchanging Shares."

         The Trustees reserve the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

         Please call the Trust at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

                                                Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES


                        Supplement Dated October 24, 2003
                      to the Prospectus for Class D Shares
                        of the PIMCO Domestic Stock Funds
                             Dated November 1, 2002

             Disclosure Relating to the PIMCO NACM Core Equity Fund

         Liquidation of the Fund

         Effective on or about December 19, 2003 (the "Liquidation Date"), the PIMCO NACM Core Equity Fund (the "NACM Core Equity Fund" or "Fund") will be dissolved and its shares will no longer be offered to the public. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after charges, dividend distributions required to eliminate any Fund-level taxes, expenses and liabilities of the Fund have been paid or otherwise provided for. For federal income tax purposes, the automatic or elected redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable sales charge and should consult with his or her tax advisor for more information on his or her own situation.

         Restrictions on New Purchases and Exchanges for Shares of the Fund

         The Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") has imposed the following restrictions on new purchases of and exchanges for shares of NACM Core Equity Fund.

         Effective as of the close of business on October 31, 2003, Class D shares of the NACM Core Equity Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

         Effective as of the close of business on October 31, 2003, shareholders of other series of the Trust and of PIMCO Funds: Pacific Investment Management Series will no longer be permitted to exchange any of their shares for shares of the NACM Core Equity Fund as described in the Prospectus under "How to Buy and Sell Shares -- Exchanging Shares."

         The Trustees reserve the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

         Please call the Trust at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

                                                Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES


                        Supplement Dated October 24, 2003
                      to the Prospectus for Class D Shares
                  of the PIMCO International/Sector Stock Funds
                             Dated November 1, 2002

Disclosure Relating to the PIMCO RCM Europe and PIMCO RCM Emerging Markets Funds

         Liquidation of the Funds

         Effective on or about December 19, 2003 (the "Liquidation Date"), the PIMCO RCM Europe Fund and the PIMCO RCM Emerging Markets Fund (each a "Fund, " and collectively the "Funds") will be dissolved and their shares will no longer be offered to the public. Any shares of the Funds outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after charges, dividend distributions required to eliminate any Fund-level taxes, expenses and liabilities of the relevamt Fund have been paid or otherwise provided for. For federal income tax purposes, the automatic or elected redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable sales charge and should consult with his or her tax advisor for more information on his or her own situation.

         Restrictions on New Purchases and Exchanges for Shares of the Funds

         The Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") has imposed the following restrictions on new purchases of and exchanges for shares of the Funds.

         Effective as of the close of business on October 31, 2003, Class D shares of each Fund will not be available for purchase by current or new investors in either Fund, other than through the automatic reinvestment of distributions by current shareholders.

         Effective as of the close of business on October 31, 2003, shareholders of other series of the Trust and of PIMCO Funds: Pacific Investment Management Series will no longer be permitted to exchange any of their shares for shares of either Fund as described in the Prospectus under "How to Buy and Sell Shares -- Exchanging Shares."

         The Trustees reserve the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

         Please call the Trust at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.